Equity (Details) - Securities Purchase Agreement [Member] - USD ($)		12 Months Ended
	Sep. 05, 2024	Dec. 31, 2024
Class A Ordinary Shares [Member]
Equity [Line Items]
Sell the shares (in Dollars)	$ 38,000,000
Par value	$ 0.0001
Shares issued (in Shares)		165,217,391
Offering [Member]
Equity [Line Items]
Purchase price	$ 0.23